Income taxes - Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Net loss before income taxes	$ (6,477)	$ (21,306)
Expected tax recovery at 26.00% (2015 – 26.00%)	(1,684)	(5,540)
Non-taxable portion of capital gain	0	11
Non-deductible expenses	362	926
Expiry of losses and investment tax credits	0	86
Expiry of losses and investment tax credits	(1,300)	(3,153)
Foreign tax rate differences	(1,341)	(633)
Change in unrecognized deductible temporary differences	3,997	8,306
Other	1,537	378
Total income tax expense	$ 1,571	$ 381